Long-Term Debt - Annual Loan Payments (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
2019	$ 53,680
2020	54,745
2021	55,100
2022	65,270
2023	198,843
Thereafter	18,252
Total	445,890	$ 475,750
2017 Credit Facility (i)
Debt Instrument [Line Items]
2019	50,534
2020	50,534
2021	50,534
2022	50,534
2023	185,290
Thereafter	0
Total	387,426	460,000
2015 Credit Facility (Amor Tranche) (ii)
Debt Instrument [Line Items]
2019	1,313
2020	1,313
2021	1,313
2022	11,483
2023	0
Thereafter	0
Total	15,422	$ 15,750
Aristaios Credit Facility (iii)
Debt Instrument [Line Items]
2019	1,833
2020	1,833
2021	1,833
2022	1,833
2023	1,833
Thereafter	18,252
Total	27,417
2015 Credit Facility (Anikitos Tranche) (iv)
Debt Instrument [Line Items]
2019	0
2020	1,065
2021	1,420
2022	1,420
2023	11,720
Thereafter	0
Total	$ 15,625